MATERIAL ACCOUNTING POLICY INFORMATION AND BASIS OF PREPARATION - Functional and presentation currency (Details)	12 Months Ended
Mar. 31, 2025
Cybin Corp.
Disclosure of subsidiaries [line items]
Ownership	10000.00%
Journey
Disclosure of subsidiaries [line items]
Ownership	10000.00%
Serenity
Disclosure of subsidiaries [line items]
Ownership	10000.00%
Cybin US
Disclosure of subsidiaries [line items]
Ownership	10000.00%
Adelia
Disclosure of subsidiaries [line items]
Ownership	10000.00%
Cybin IRL
Disclosure of subsidiaries [line items]
Ownership	10000.00%
Cybin UK Ltd.
Disclosure of subsidiaries [line items]
Ownership	10000.00%